Calvert
Moderate Allocation Fund
June 30, 2024
Schedule of Investments (Unaudited)

Mutual Funds — 96.5%(1)

Security	Shares	Value
Equity Funds — 65.5%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	314,890	$ 10,731,460
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	542,593	16,532,801
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	1,227,137	58,374,892
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	445,548	28,154,212
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	880,938	27,450,033
Calvert U.S. Mid-Cap Core Responsible Index Fund, Class R6	227,341	8,786,748
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	201,187	19,362,203
Calvert Focused Value Fund, Class R6	1,791,071	20,328,658
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,481,275	17,212,414
Calvert Emerging Markets Equity Fund, Class R6	444,207	7,760,300
Calvert International Equity Fund, Class R6	817,412	20,198,254
Calvert International Opportunities Fund, Class R6	821,375	13,585,537
Calvert Mid-Cap Fund, Class I	87,940	3,900,132
		$252,377,644
Income Funds — 31.0%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	805,239	$11,595,442
Calvert Floating-Rate Advantage Fund, Class R6	1,409,127	12,625,776
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,691,555	38,462,324
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,234,349	19,218,805
Calvert High Yield Bond Fund, Class R6	522,973	12,635,023
Calvert Mortgage Access Fund, Class I	1,203,780	11,544,254
Calvert Short Duration Income Fund, Class R6	373,251	5,811,519
Calvert Ultra-Short Duration Income Fund, Class R6	787,505	7,764,795
		$119,657,938
Total Mutual Funds (identified cost $315,324,644)		$372,035,582

U.S. Treasury Obligations — 2.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
0.625%, 7/15/32(2)	$8,712	$ 7,815,554
0.75%, 2/15/45(2)(3)	2,559	1,919,072
Total U.S. Treasury Obligations (identified cost $10,654,918)		$ 9,734,626

Short-Term Investments — 1.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	4,067,704	$ 4,067,704
Total Short-Term Investments (identified cost $4,067,704)		$ 4,067,704
Total Investments — 100.1% (identified cost $330,047,266)		$385,837,912

Other Assets, Less Liabilities — (0.1)%	$ (283,428)
Net Assets — 100.0%	$385,554,484

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	10	Long	9/30/24	$2,042,188	$6,083
U.S. 5-Year Treasury Note	58	Long	9/30/24	6,181,531	43,438
U.S. 10-Year Treasury Note	17	Long	9/19/24	1,869,734	16,450
U.S. Long Treasury Bond	49	Long	9/19/24	5,797,313	119,336

Calvert
Moderate Allocation Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Ultra 10-Year Treasury Note	38	Long	9/19/24	$4,314,187	$64,402
U.S. Ultra-Long Treasury Bond	25	Long	9/19/24	3,133,594	76,724
					$326,433
During the fiscal year to date ended June 30, 2024, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $376,103,286, which represents 97.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$37,106,184	$ 1,968,691	$ (2,007,829)	$(179,082)	$ 1,574,360	$ 38,462,324	$1,355,375	$ —	2,691,555
Core Bond Fund, Class I	18,442,760	1,053,263	(746,347)	(16,762)	485,891	19,218,805	669,935	—	1,234,348
Emerging Markets Advancement Fund, Class I	16,781,735	703,285	(2,604,406)	(470,315)	2,802,115	17,212,414	530,717	—	1,481,275
Emerging Markets Equity Fund, Class R6	8,990,637	196,629	(2,499,878)	(341,498)	1,414,410	7,760,300	81,621	—	444,207
Equity Fund, Class R6	16,838,953	1,510,157	(1,898,000)	23,501	2,887,592	19,362,203	76,367	260,571	201,187
Flexible Bond Fund, Class R6	11,525,728	502,828	(788,097)	(29,288)	384,271	11,595,442	496,710	—	805,239
Floating-Rate Advantage Fund, Class R6	13,926,978	1,049,883	(2,405,787)	(253,834)	308,536	12,625,776	878,566	—	1,409,127
Focused Value Fund, Class R6	19,262,843	315,366	(2,303,625)	170,028	2,884,046	20,328,658	214,895	—	1,791,071
High Yield Bond Fund, Class R6	13,476,130	580,647	(2,047,684)	(199,124)	825,054	12,635,023	560,020	—	522,973
International Equity Fund, Class R6	18,298,615	516,082	(1,519,609)	165,769	2,737,397	20,198,254	213,917	—	817,412
International Opportunities Fund, Class R6	16,162,113	800,634	(4,882,607)	133,983	1,371,414	13,585,537	253,324	—	821,375
International Responsible Index Fund, Class R6	15,550,458	339,547	(1,824,291)	22,700	2,444,387	16,532,801	339,547	—	542,593
Liquidity Fund, Institutional Class(1)	4,163,915	32,675,511	(32,771,722)	—	—	4,067,704	89,807	—	4,067,704
Mid-Cap Fund, Class I	3,676,112	61,470	(342,764)	(30,392)	535,706	3,900,132	6,174	—	87,940
Mortgage Access Fund, Class I	11,233,543	803,258	(696,656)	(6,229)	210,338	11,544,254	496,605	—	1,203,780

Calvert
Moderate Allocation Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Short Duration Income Fund, Class R6	$ 5,802,900	$ 252,402	$ (369,659)	$ (17,934)	$ 143,810	$ 5,811,519	$ 214,100	$ —	373,251
Small-Cap Fund, Class R6	10,863,944	252,024	(1,788,918)	8,421	1,395,989	10,731,460	42,946	—	314,890
Ultra-Short Duration Income Fund, Class R6	11,658,198	521,305	(4,493,941)	2,213	77,020	7,764,795	345,556	—	787,505
U.S. Large-Cap Core Responsible Index Fund, Class R6	46,861,230	6,521,799	(8,385,524)	906,365	12,471,022	58,374,892	629,560	—	1,227,137
U.S. Large-Cap Growth Responsible Index Fund, Class R6	17,014,640	9,025,532	(4,695,868)	515,346	6,294,562	28,154,212	175,065	—	445,548
U.S. Large-Cap Value Responsible Index Fund, Class R6	26,287,657	1,041,160	(3,740,649)	268,688	3,593,177	27,450,033	584,885	—	880,938
U.S. Mid-Cap Core Responsible Index Fund, Class R6	9,216,867	231,820	(1,998,150)	261,270	1,074,941	8,786,748	100,670	—	227,341
Total				$ 933,826	$45,916,038	$376,103,286	$8,356,362	$260,571

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$372,035,582	$ —	$ —	$372,035,582
U.S. Treasury Obligations	—	9,734,626	—	9,734,626
Short-Term Investments	4,067,704	—	—	4,067,704
Total Investments	$376,103,286	$9,734,626	$ —	$385,837,912
Futures Contracts	$326,433	$ —	$ —	$326,433
Total	$376,429,719	$9,734,626	$ —	$386,164,345
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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